Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Summary of Related Parties Relationship with Group

Name of related parties	Relationship with the Group

Ping An and its subsidiaries (“Ping An Group”)	The Company’s controlling shareholder and its subsidiaries
Mango JV	A equity-method investee of the Company’s subsidiary

Significant Related Party Transactions

During the years ended December 31, 2014, 2015 and 2016, significant related party transactions were as follows:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Sales of new vehicles to Ping An Group	—	—	21,938	3,160
Services provided by Ping An Group (a)	—	—	21,594	3,110
Interest income from Ping An Group	—	—	3,564	513

Balances with Related Parties

As of December 31, 2015 and December 31, 2016, balances with related parties were as follows:

	December 31, 2015	December 31, 2016
	RMB	RMB	US$
Amounts due from related parties, current
Ping An Group.(b)	—	14,120	2,034
Mango JV (c)	1,645	6,331	912

	1,645	20,451	2,946

Amounts due from related parties, non-current
Ping An Group (b)	—	809	117

	—	809	117

Amounts due to related parties
Ping An Group		1,312	189
Mango JV (d)	23,444	15,158	2,183
Other related parties	—	160	23

	23,444	16,630	2,395

(a)	The amount represents rental and property management services and other miscellaneous services provided by Ping An Group.
(b)	Receivable from Ping An Group consists of interest receivable from cash and cash equivalents and short-term investments held at Ping An Group and deposit in relation to the operating lease agreement and others. As of December 31, 2016, the Group had cash and cash equivalents and short-term investments of RMB541,218 (US$77,952) at Ping An Group.
(c)	The amount represents unsettled portion of fulfilment cost paid by the Group to dealers on behalf of Mango JV and commission fee receivable for facilitating the sale of Mango JV’s vehicles through the Autohome Mall platform.
(d)	The outstanding payable to Mango JV represents proceeds from vehicle sales on the Autohome Mall platform collected by the Group on behalf of Mango JV.